Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	1-14315
Entity Registrant Name	Cornerstone Building Brands, Inc.
Entity Central Index Key	0000883902
Entity Tax Identification Number	76-0127701
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5020 Weston Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27513
City Area Code	866
Local Phone Number	419-0042
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false